NOTE 5 – STOCKHOLDERS’ EQUITY (Details Narrative)	2 Months Ended
Apr. 30, 2026 USD ($) $ / shares shares
Equity [Abstract]
Common stock, shares authorized	65,000,000
Preferred stock, par value | $ / shares	$ 0.001
Preferred stock, shares authorized	10,000,000
Common stock, par value | $ / shares	$ 0.001
Common stock, shares issued	10,233,990
Common stock, shares outstanding	10,233,990
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Number of stock issued	10,233,990
Gross cash proceeds | $	$ 133,414